2019 REGISTERED DIRECT OFFERING - Fair value of derivative (Details) - Fair Value, Inputs, Level 3 [Member] - Registered Direct Offering 2019 [Member]	12 Months Ended
Sep. 30, 2019 USD ($)
Beginning balance at beginning of year	$ 0
Issuances	1,628,113
Adjustments to estimated fair value	(380,698)
Ending balance at end of year	$ 1,247,415